Employee benefit obligations - Reconciliation of Employee Benefit Obligation (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Employee benefit obligations at January 1	SFr (2.2)	SFr (6.3)
Amounts recognized in income statement	(5.3)	(3.8)
Amounts recognized in other comprehensive income	(1.2)	(3.4)
Contributions by the employer	0.2	11.3
Employee benefit obligations at December 31	SFr (8.6)	SFr (2.2)